UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7396

Western Asset Managed High Income Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888) 777-0102

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

ITEM 1.                                                     SCHEDULE OF INVESTMENTS.

WESTERN ASSET

MANAGED HIGH INCOME FUND INC.

FORM N-Q

NOVEMBER 30, 2009

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited)	November 30, 2009

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 92.4%
CONSUMER DISCRETIONARY — 19.1%
Auto Components — 1.1%
$240,000	Affinia Group Inc., Senior Secured Notes, 10.750% due 8/15/16 (a)	$261,600
	Allison Transmission Inc., Senior Notes:
150,000	11.000% due 11/1/15 (a)	156,000
1,254,600	11.250% due 11/1/15 (a)(b)	1,292,238
375,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	114,375
520,000	TRW Automotive Inc., Senior Notes, 8.875% due 12/1/17 (a)	521,300
	Visteon Corp., Senior Notes:
299,000	8.250% due 8/1/10 (c)	97,175
678,000	12.250% due 12/31/16 (a)(c)	403,410
	Total Auto Components	2,846,098
Automobiles — 0.5%
	Motors Liquidation Co.:
2,860,000	Senior Debentures, 8.375% due 7/15/33 (c)	643,500
	Senior Notes:
1,860,000	7.200% due 1/15/11 (c)	404,550
1,325,000	7.125% due 7/15/13 (c)	284,875
	Total Automobiles	1,332,925
Diversified Consumer Services — 0.4%
245,000	Service Corp. International, Senior Notes, 7.500% due 4/1/27	216,825
890,000	Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes, 10.250% due 12/1/17 (a)	890,000
	Total Diversified Consumer Services	1,106,825
Hotels, Restaurants & Leisure — 7.2%
820,000	Ameristar Casinos Inc., Senior Notes, 9.250% due 6/1/14 (a)	840,500
410,000	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16	336,200
374,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	383,350
1,030,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	834,300
	El Pollo Loco Inc.:
1,770,000	Senior Notes, 11.750% due 11/15/13	1,601,850
420,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	435,750
270,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)(c)	4,050
	Harrah’s Operating Co. Inc.:
1,695,000	Senior Notes, 10.750% due 2/1/16	1,313,625
	Senior Secured Notes:
465,000	10.000% due 12/15/15 (a)	369,675
860,000	11.250% due 6/1/17 (a)	883,650
1,605,000	Harrah’s Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes, 11.250% due 6/1/17 (a)	1,645,125
985,000	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/1/12 (a)	604,544
2,375,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10 (c)(d)	961,875
585,000	Landry’s Restaurants Inc., Senior Secured Notes, 11.625% due 12/1/15 (a)	596,700
	MGM MIRAGE Inc.:
	Senior Notes:
50,000	8.500% due 9/15/10	49,875
1,145,000	11.375% due 3/1/18 (a)	993,287
	Senior Secured Notes:
90,000	10.375% due 5/15/14 (a)	96,525
215,000	11.125% due 11/15/17 (a)	236,500

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 7.2% (continued)
$1,900,000	Senior Subordinated Notes, 8.375% due 2/1/11	$1,809,750
890,000	Mohegan Tribal Gaming Authority, Senior Secured Notes, 11.500% due 11/1/17 (a)	876,650
880,000	NCL Corp. Ltd., Senior Secured Notes, 11.750% due 11/15/16 (a)	872,300
260,000	Penn National Gaming Inc., Senior Subordinated Notes, 8.750% due 8/15/19 (a)	260,000
790,000	Pinnacle Entertainment Inc., Senior Notes, 8.625% due 8/1/17 (a)	790,000
635,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	504,825
	Snoqualmie Entertainment Authority, Senior Secured Notes:
545,000	4.680% due 2/1/14 (a)(e)	280,675
105,000	9.125% due 2/1/15 (a)	55,125
	Station Casinos Inc.:
	Senior Notes:
860,000	6.000% due 4/1/12 (c)(d)	184,900
1,430,000	7.750% due 8/15/16 (c)(d)	307,450
40,000	Senior Subordinated Notes, 6.625% due 3/15/18 (c)(d)	600
400,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	399,000
245,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes, 7.875% due 11/1/17 (a)	245,000
	Total Hotels, Restaurants & Leisure	18,773,656
Household Durables — 1.0%
	American Greetings Corp., Senior Notes:
290,000	7.375% due 6/1/16	281,300
35,000	7.375% due 6/1/16	32,200
1,065,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11 (d)	1,070,325
1,390,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12 (d)	1,327,450
	Total Household Durables	2,711,275
Leisure Equipment & Products — 0.1%
185,000	Easton-Bell Sports Inc., Senior Secured Notes, 9.750% due 12/1/16 (a)	189,394
175,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	189,000
	Total Leisure Equipment & Products	378,394
Media — 6.0%
	Affinion Group Inc.:
345,000	Senior Notes, 10.125% due 10/15/13	353,625
	Senior Subordinated Notes:
720,000	10.125% due 10/15/13	738,000
2,525,000	11.500% due 10/15/15	2,638,625
	CCH I LLC/CCH I Capital Corp.:
540,000	Senior Notes, 11.000% due 10/1/15 (c)(d)	111,375
4,075,000	Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	860,844
405,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (c)(d)	500,175
	Cengage Learning Acquisitions Inc.:
590,000	Senior Notes, 10.500% due 1/15/15 (a)	550,175
530,000	Senior Subordinated Notes, 13.250% due 7/15/15 (a)	506,813
420,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (c)(d)(f)	1,050
390,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (c)(d)	3,900
1,980,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	2,215,125
915,000	CSC Holdings Inc., Senior Notes, 8.500% due 6/15/15 (a)	966,469
	DISH DBS Corp., Senior Notes:
590,000	6.625% due 10/1/14	579,675

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Media — 6.0% (continued)
$1,760,000	7.875% due 9/1/19	$1,782,000
680,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	44,200
825,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 1/15/16 (c)	78,375
750,000	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	722,812
635,000	Sun Media Corp., Senior Notes, 7.625% due 2/15/13	571,500
1,205,000	Univision Communications Inc., Senior Secured Notes, 12.000% due 7/1/14 (a)	1,316,462
410,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	428,450
	Virgin Media Finance PLC:
310,000	Senior Bonds, 9.500% due 8/15/16	327,050
330,000	Senior Notes, 9.125% due 8/15/16	340,725
	Total Media	15,637,425
Multiline Retail — 1.0%
98,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	107,310
	Neiman Marcus Group Inc.:
1,982,386	Senior Notes, 9.000% due 10/15/15 (b)	1,799,015
665,000	Senior Secured Notes, 7.125% due 6/1/28	568,575
	Total Multiline Retail	2,474,900
Specialty Retail — 1.2%
905,000	Blockbuster Inc., Senior Secured Notes, 11.750% due 10/1/14 (a)	850,700
220,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	227,150
95,000	Limited Brands Inc., Senior Notes, 8.500% due 6/15/19 (a)	100,700
1,855,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	1,901,375
	Total Specialty Retail	3,079,925
Textiles, Apparel & Luxury Goods — 0.6%
1,425,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	1,560,375
	TOTAL CONSUMER DISCRETIONARY	49,901,798
CONSUMER STAPLES — 1.5%
Food Products — 0.6%
600,000	Del Monte Corp., Senior Subordinated Notes, 7.500% due 10/15/19 (a)	609,000
430,000	Dole Food Co. Inc., Senior Secured Notes, 8.000% due 10/1/16 (a)	436,450
370,000	Smithfield Foods Inc., Senior Secured Notes, 10.000% due 7/15/14 (a)	389,425
	Total Food Products	1,434,875
Household Products — 0.4%
405,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12 (a)	403,988
745,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, Senior Secured Notes, 7.750% due 10/15/16 (a)	756,175
	Total Household Products	1,160,163
Personal Products — 0.2%
460,000	Revlon Consumer Products Corp., Senior Secured Notes, 9.750% due 11/15/15 (a)	467,475
Tobacco — 0.3%
	Alliance One International Inc., Senior Notes:
450,000	10.000% due 7/15/16 (a)	474,750
400,000	10.000% due 7/15/16 (a)	422,000
	Total Tobacco	896,750
	TOTAL CONSUMER STAPLES	3,959,263

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
ENERGY — 13.4%
Energy Equipment & Services — 1.2%
$605,000	Basic Energy Services Inc., Senior Secured Notes, 11.625% due 8/1/14	$644,325
690,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	679,650
410,000	Hercules Offshore LLC, Senior Secured Notes, 10.500% due 10/15/17 (a)	416,150
955,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	937,094
330,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Senior Secured Notes, 10.875% due 6/1/16 (a)	345,675
	Total Energy Equipment & Services	3,022,894
Oil, Gas & Consumable Fuels — 12.2%
250,000	Adaro Indonesia PT, Notes, 7.625% due 10/22/19 (a)	245,625
745,000	Arch Coal Inc., Senior Notes, 8.750% due 8/1/16 (a)	771,075
1,050,000	Atlas Pipeline Partners LP, Senior Notes, 8.750% due 6/15/18	855,750
2,420,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	2,268,750
700,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	752,500
	Chesapeake Energy Corp., Senior Notes:
445,000	6.375% due 6/15/15	416,075
335,000	6.625% due 1/15/16	316,575
270,000	6.500% due 8/15/17	251,775
950,000	6.250% due 1/15/18	859,750
945,000	7.250% due 12/15/18	914,287
345,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	343,275
375,000	Compagnie Generale de Geophysique-Veritas, Senior Notes, 9.500% due 5/15/16 (a)	397,500
2,114,124	Corral Petroleum Holdings AB, Senior Secured Subordinated Bonds, 1.784% due 4/15/10 (a)(b)(e)	1,744,152
90,000	El Paso Corp., Senior Notes, 8.250% due 2/15/16	93,600
210,000	Encore Acquisition Co., Senior Subordinated Notes, 9.500% due 5/1/16	222,600
	Enterprise Products Operating LLP:
840,000	Junior Subordinated Notes, 8.375% due 8/1/66	818,972
1,040,000	Subordinated Notes, 7.034% due 1/15/68	956,930
730,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	730,000
855,000	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (a)	878,513
1,710,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	1,667,250
	Mariner Energy Inc., Senior Notes:
560,000	7.500% due 4/15/13	551,600
335,000	8.000% due 5/15/17	318,250
640,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes, 8.750% due 4/15/18	648,000
1,045,000	Murray Energy Corp., Senior Secured Notes, 10.250% due 10/15/15 (a)	1,029,325
	OPTI Canada Inc., Senior Secured Notes:
610,000	9.000% due 12/15/12 (a)	611,525
245,000	7.875% due 12/15/14	196,000
520,000	8.250% due 12/15/14	418,600
900,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	938,250
	Petroplus Finance Ltd., Senior Notes:
380,000	6.750% due 5/1/14 (a)	359,100
470,000	7.000% due 5/1/17 (a)	423,000
	Plains Exploration & Production Co., Senior Notes:
685,000	10.000% due 3/1/16	738,088
725,000	8.625% due 10/15/19	730,438
	Quicksilver Resources Inc., Senior Notes:
720,000	8.250% due 8/1/15	720,000
285,000	11.750% due 1/1/16	318,131
2,560,000	SandRidge Energy Inc., Senior Notes, 8.625% due 4/1/15 (b)	2,467,200
2,100,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(c)(d)	157,500

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 12.2% (continued)
$955,000	Teekay Corp., Senior Notes, 8.875% due 7/15/11	$988,425
	Tennessee Gas Pipeline Co., Senior Notes:
645,000	8.000% due 2/1/16	738,525
1,960,000	8.375% due 6/15/32	2,374,810
860,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	129,000
795,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	755,250
765,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	768,825
	Total Oil, Gas & Consumable Fuels	31,884,796
	TOTAL ENERGY	34,907,690
FINANCIALS — 13.6%
Capital Markets — 0.1%
865,000	Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes, 5.250% due 2/6/12 (c)	173,000
Commercial Banks — 1.9%
650,000	BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes, 5.625% due 3/8/35	461,076
200,000	BankAmerica Institutional Capital B, Junior Subordinated Bonds, 7.700% due 12/31/26 (a)	185,500
400,000	Credit Agricole SA, Subordinated Notes, 8.375% due 10/13/19 (a)(e)(g)	421,320
890,000	Rabobank Nederland NV, Junior Subordinated Notes, 11.000% due 6/30/19 (a)(e)(g)	1,103,502
	Royal Bank of Scotland Group PLC, Subordinated Notes:
465,000	5.000% due 11/12/13	416,848
200,000	5.050% due 1/8/15	179,690
1,965,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (e)(g)	1,797,975
365,000	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 9/26/13 (e)(g)	388,725
	Total Commercial Banks	4,954,636
Consumer Finance — 4.5%
1,480,000	FMG Finance Pty Ltd., Senior Secured Notes, 10.625% due 9/1/16 (a)	1,620,600
	Ford Motor Credit Co., Senior Notes:
1,060,000	9.875% due 8/10/11	1,100,497
4,955,000	12.000% due 5/15/15	5,716,465
805,000	Ford Motor Credit Co., LLC, Senior Notes, 7.500% due 8/1/12	798,228
3,023,000	GMAC LLC, Senior Notes, 8.000% due 11/1/31 (a)	2,622,453
	Total Consumer Finance	11,858,243
Diversified Financial Services — 3.9%
65,000	Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (e)(g)	56,695
680,000	Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities, 10.250% due 8/15/39	749,865
1,450,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	1,181,750
	CIT Group Inc., Senior Notes:
315,000	4.125% due 11/3/09 (c)	225,225
1,080,000	0.420% due 3/12/10 (c)(e)	762,750
180,000	Countrywide Capital III, Junior Subordinated Notes, 8.050% due 6/15/27	168,229
120,000	International Lease Finance Corp., Medium-Term Notes, Senior Notes, 5.750% due 6/15/11	111,553
1,230,000	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/30/18 (e)(g)	1,206,573
980,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	997,150
450,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	432,000
	TNK-BP Finance SA:
918,000	7.875% due 3/13/18 (a)	926,033

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Diversified Financial Services — 3.9% (continued)
$445,000	Senior Notes, 7.875% due 3/13/18 (a)	$447,225
700,000	UPC Germany GmbH, Senior Secured Bonds, 8.125% due 12/1/17 (a)	703,500
1,580,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, 11.250% due 10/1/15	1,666,900
460,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	476,100
	Total Diversified Financial Services	10,111,548
Insurance — 1.1%
	American International Group Inc.:
525,000	Junior Subordinated Notes, 8.175% due 5/15/58 (e)	303,187
	Medium-Term Notes, Senior Notes:
1,415,000	5.450% due 5/18/17	1,078,069
370,000	5.850% due 1/16/18	281,323
	Senior Notes:
210,000	5.600% due 10/18/16	161,724
890,000	8.250% due 8/15/18	769,930
360,000	MetLife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37 (a)	345,600
	Total Insurance	2,939,833
Real Estate Investment Trusts (REITs) — 0.5%
375,000	Host Marriott LP, Senior Notes, 7.125% due 11/1/13	374,063
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
220,000	6.500% due 6/1/16	209,000
695,000	6.750% due 4/1/17	663,725
	Total Real Estate Investment Trusts (REITs)	1,246,788
Real Estate Management & Development — 0.6%
395,200	Ashton Woods USA LLC, Ashton Woods Finance Co., Senior Subordinated Notes, step bond to yield 24.274% due 7/30/15 (a)(d)(f)	148,200
	Realogy Corp.:
1,750,000	Senior Notes, 10.500% due 4/15/14	1,417,500
122,539	Senior Toggle Notes, 11.000% due 4/15/14 (b)	93,742
	Total Real Estate Management & Development	1,659,442
Thrifts & Mortgage Finance — 1.0%
3,000,000	Ocwen Capital Trust I, Junior Subordinated Capital Securities, 10.875% due 8/1/27	2,640,000
	TOTAL FINANCIALS	35,583,490
HEALTH CARE — 6.4%
Biotechnology — 0.2%
490,000	Talecris Biotherapeutics Holdings Corp., Senior Notes, 7.750% due 11/15/16 (a)	494,900
Health Care Equipment & Supplies — 0.5%
	Biomet Inc.:
340,000	Senior Notes, 10.000% due 10/15/17	361,250
785,000	Senior Toggle Notes, 10.375% due 10/15/17 (b)	845,837
	Total Health Care Equipment & Supplies	1,207,087
Health Care Providers & Services — 5.7%
2,135,000	CRC Health Corp., Senior Subordinated Notes, 10.750% due 2/1/16	1,697,325
	HCA Inc.:
2,345,000	Debentures, 7.500% due 11/15/95	1,805,650
490,000	Notes, 7.690% due 6/15/25	435,188
25,000	Senior Notes, 6.250% due 2/15/13	24,188
	Senior Secured Notes:
299,000	9.625% due 11/15/16 (b)	319,556

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Health Care Providers & Services — 5.7% (continued)
$1,890,000	7.875% due 2/15/20 (a)	$1,941,975
850,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	869,125
	Tenet Healthcare Corp.:
	Senior Notes:
822,000	9.000% due 5/1/15 (a)	873,375
2,077,000	10.000% due 5/1/18 (a)	2,321,047
158,000	Senior Secured Notes, 8.875% due 7/1/19 (a)	169,850
	Universal Hospital Services Inc., Senior Secured Notes:
320,000	4.635% due 6/1/15 (e)	270,400
1,190,000	8.500% due 6/1/15 (b)	1,178,100
2,175,000	US Oncology Holdings Inc., Senior Notes, 7.178% due 3/15/12 (b)(e)	1,968,375
1,055,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	1,105,113
	Total Health Care Providers & Services	14,979,267
Pharmaceuticals — 0.0%
2,920,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	3,942
	TOTAL HEALTH CARE	16,685,196
INDUSTRIALS — 11.8%
Aerospace & Defense — 1.7%
110,000	Freedom Group Inc., Senior Secured Notes, 10.250% due 8/1/15 (a)	118,112
3,698,579	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)(e)	2,496,541
870,000	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	856,950
1,025,000	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/15 (a)	1,045,500
	Total Aerospace & Defense	4,517,103
Airlines — 2.8%
240,000	American Airlines Inc., Senior Secured Notes, 10.500% due 10/15/12 (a)	243,600
	Continental Airlines Inc.:
115,000	9.250% due 5/10/17	116,437
	Pass-Through Certificates:
124,879	8.312% due 4/2/11	116,138
560,000	7.339% due 4/19/14	500,500
3,125,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	2,593,750
	Delta Air Lines Inc.:
	Pass-Through Certificates:
1,110,000	7.711% due 9/18/11	1,076,700
575,920	8.954% due 8/10/14 (f)	503,930
380,000	Pass-Through Certificates/Subordinated Notes, 9.750% due 12/17/16	384,750
	Senior Secured Notes:
400,000	9.500% due 9/15/14 (a)	408,000
440,000	12.250% due 3/15/15 (a)	409,200
	United Airlines Inc., Pass-Through Certificates:
581,502	8.030% due 7/1/11	744,323
182,885	6.932% due 9/1/11	184,713
	Total Airlines	7,282,041
Building Products — 1.9%
	Associated Materials Inc.:
3,105,000	Senior Discount Notes, 11.250% due 3/1/14	2,926,462
275,000	Senior Subordinated Notes, 9.750% due 4/15/12	279,469
810,000	Associated Materials LLC/Associated Materials Finance Inc., Senior Secured Notes, 9.875% due 11/15/16 (a)	850,500
460,000	Nortek Inc., Senior Secured Notes, 10.000% due 12/1/13 (c)(d)	473,800
2,920,000	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/1/14 (c)(d)	131,400

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Building Products — 1.9% (continued)
$135,000	USG Corp., Senior Notes, 9.750% due 8/1/14 (a)	$142,088
	Total Building Products	4,803,719
Commercial Services & Supplies — 2.0%
695,000	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15 (a)	753,206
	Altegrity Inc., Senior Subordinated Notes:
160,000	10.500% due 11/1/15 (a)	138,400
1,460,000	11.750% due 5/1/16 (a)	1,219,100
655,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	664,825
440,000	Geo Group Inc., Senior Notes, 7.750% due 10/15/17 (a)	448,800
	RSC Equipment Rental Inc.:
1,500,000	Senior Notes, 9.500% due 12/1/14	1,475,625
520,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	562,900
	Total Commercial Services & Supplies	5,262,856
Machinery — 0.2%
430,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	393,450
Marine — 0.4%
1,040,000	Trico Shipping AS, Senior Secured Notes, 11.875% due 11/1/14 (a)	1,059,500
Road & Rail — 1.9%
	Kansas City Southern de Mexico, Senior Notes:
2,435,000	9.375% due 5/1/12	2,501,963
315,000	7.375% due 6/1/14	303,975
570,000	12.500% due 4/1/16	652,650
210,000	Kansas City Southern Railway, Senior Notes, 13.000% due 12/15/13	242,550
1,224,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	1,285,200
	Total Road & Rail	4,986,338
Trading Companies & Distributors — 0.9%
470,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	462,950
280,000	Ashtead Holdings PLC, Senior Secured Notes, 8.625% due 8/1/15 (a)	275,800
735,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	716,625
1,565,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	868,575
	Total Trading Companies & Distributors	2,323,950
Transportation Infrastructure — 0.0%
60,000	Swift Transportation Co., Senior Secured Notes, 8.023% due 5/15/15 (a)(e)	42,900
	TOTAL INDUSTRIALS	30,671,857
INFORMATION TECHNOLOGY — 1.2%
IT Services — 0.7%
899,925	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (b)	850,429
	First Data Corp.:
150,000	5.625% due 11/1/11	124,125
980,000	Senior Notes, 9.875% due 9/24/15	867,300
	Total IT Services	1,841,854
Semiconductors & Semiconductor Equipment — 0.5%
215,000	Advanced Micro Devices Inc., Senior Notes, 8.125% due 12/15/17 (a)	203,981
	Freescale Semiconductor Inc.:
	Senior Notes:
680,000	8.875% due 12/15/14	581,400
199,381	9.125% due 12/15/14 (b)	162,496
550,000	Senior Subordinated Notes, 10.125% due 12/15/16	389,125
	Total Semiconductors & Semiconductor Equipment	1,337,002
	TOTAL INFORMATION TECHNOLOGY	3,178,856

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
MATERIALS — 8.4%
Chemicals — 0.9%
$770,000	Ashland Inc., Senior Notes, 9.125% due 6/1/17 (a)	$829,675
320,000	Koppers Inc., Senior Notes, 7.875% due 12/1/19 (a)	321,600
585,000	Solutia Inc., Senior Notes, 8.750% due 11/1/17	612,787
460,000	Terra Capital Inc., Senior Notes, 7.750% due 11/1/19 (a)	489,900
	Total Chemicals	2,253,962
Construction Materials — 0.2%
415,000	Headwaters Inc., Senior Secured Notes, 11.375% due 11/1/14 (a)	426,413
Containers & Packaging — 0.8%
485,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., Senior Secured Notes, 8.250% due 11/15/15 (a)	478,938
310,000	BWAY Corp., Senior Subordinated Notes, 10.000% due 4/15/14 (a)	326,275
30,000	Graham Packaging Co. L.P., Senior Notes, 8.500% due 10/15/12	30,675
425,000	Radnor Holdings Inc., Senior Notes, 11.000% due 3/15/10 (c)(d)(f)	0
390,000	Rock-Tenn Co., Senior Notes, 9.250% due 3/15/16	421,200
905,000	Solo Cup Co., Senior Secured Notes, 10.500% due 11/1/13 (a)	957,037
	Total Containers & Packaging	2,214,125
Metals & Mining — 2.6%
2,115,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	2,075,344
1,323,148	Noranda Aluminium Acquisition Corp., Senior Notes, 5.274% due 5/15/15 (b)(e)	965,898
	Novelis Inc., Senior Notes:
1,510,000	7.250% due 2/15/15	1,370,325
465,000	11.500% due 2/15/15 (a)	485,925
1,125,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	1,150,312
	Teck Resources Ltd., Senior Secured Notes:
400,000	9.750% due 5/15/14	451,500
330,000	10.250% due 5/15/16	374,550
	Total Metals & Mining	6,873,854
Paper & Forest Products — 3.9%
2,555,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	2,899,925
2,552,000	Appleton Papers Inc., Senior Secured Notes, 11.250% due 12/15/15 (a)	2,172,390
1,320,000	Georgia-Pacific LLC, Senior Notes, 8.250% due 5/1/16 (a)	1,405,800
	NewPage Corp., Senior Secured Notes:
80,000	10.000% due 5/1/12	52,000
1,370,000	11.375% due 12/31/14 (a)	1,356,300
1,701,867	Newpage Holding Corp., Senior Notes, 7.564% due 11/1/13 (b)(e)	468,014
340,000	PE Paper Escrow GmbH, Senior Secured Notes, 12.000% due 8/1/14 (a)	373,820
	Verso Paper Holdings LLC:
615,000	9.125% due 8/1/14	568,875
835,000	Senior Secured Notes, 11.500% due 7/1/14 (a)	914,325
	Total Paper & Forest Products	10,211,449
	TOTAL MATERIALS	21,979,803
TELECOMMUNICATION SERVICES — 8.8%
Diversified Telecommunication Services — 5.4%
980,000	CC Holdings GS V LLC, Senior Secured Notes, 7.750% due 5/1/17 (a)	1,041,250
175,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	133,438
320,000	Frontier Communications Corp., Senior Notes, 8.125% due 10/1/18	322,400
940,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(d)(f)	0
670,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (c)(d)	67

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Diversified Telecommunication Services — 5.4% (continued)
$810,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	$868,725
570,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	577,125
1,045,000	Intelsat Intermediate Holding Co., Ltd., Senior Discount Notes, step bond to yield 11.981% due 2/1/15	1,055,450
	Intelsat Jackson Holdings Ltd., Senior Notes:
155,000	9.500% due 6/15/16	162,944
2,390,000	11.500% due 6/15/16	2,539,375
	Level 3 Financing Inc., Senior Notes:
1,525,000	12.250% due 3/15/13	1,599,344
610,000	9.250% due 11/1/14	541,375
1,000,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,055,000
	Qwest Communications International Inc., Senior Notes:
235,000	7.500% due 2/15/14	233,825
575,000	8.000% due 10/1/15 (a)	577,875
1,840,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,978,000
1,365,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,382,062
	Total Diversified Telecommunication Services	14,068,255
Wireless Telecommunication Services — 3.4%
800,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)(d)	983,385
1,500,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	1,488,750
	Sprint Capital Corp., Senior Notes:
120,000	7.625% due 1/30/11	121,800
350,000	8.375% due 3/15/12	359,625
5,225,000	8.750% due 3/15/32	4,500,031
1,370,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	1,280,950
	Total Wireless Telecommunication Services	8,734,541
	TOTAL TELECOMMUNICATION SERVICES	22,802,796
UTILITIES — 8.2%
Electric Utilities — 2.9%
1,450,000	Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes, 9.681% due 7/2/26	1,489,875
8,525,000	Texas Competitive Electric Holdings Co. LLC, Senior Notes, 10.250% due 11/1/15	6,095,375
	Total Electric Utilities	7,585,250
Gas Utilities — 0.4%
1,075,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,064,250
Independent Power Producers & Energy Traders — 4.9%
	AES Corp.:
930,000	Secured Notes, 8.750% due 5/15/13 (a)	950,925
	Senior Notes:
286,000	8.000% due 10/15/17	286,715
960,000	8.000% due 6/1/20	955,200
2,740,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	2,253,650
160,000	Dynegy Inc., Bonds, 7.670% due 11/8/16	151,200
	Edison Mission Energy, Senior Notes:
1,000,000	7.750% due 6/15/16	820,000
840,000	7.200% due 5/15/19	613,200
1,065,000	7.625% due 5/15/27	708,225
	Energy Future Holdings Corp., Senior Notes:
2,090,000	10.875% due 11/1/17	1,478,675
445,942	11.250% due 11/1/17 (b)	276,484
475,000	Mirant Americas Generation LLC, Senior Notes, 9.125% due 5/1/31	406,125

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Independent Power Producers & Energy Traders — 4.9% (continued)
	Mirant Mid Atlantic LLC, Pass-Through Certificates:
$219,159	9.125% due 6/30/17	$226,830
526,119	10.060% due 12/30/28	541,245
520,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	514,800
2,040,000	NRG Energy Inc., Senior Notes, 7.250% due 2/1/14	2,062,950
540,000	RRI Energy Inc., Senior Notes, 7.875% due 6/15/17	517,050
	Total Independent Power Producers & Energy Traders	12,763,274
	TOTAL UTILITIES	21,412,774
	TOTAL CORPORATE BONDS & NOTES (Cost — $249,323,391)	241,083,523
ASSET-BACKED SECURITY — 0.0%
FINANCIAL — 0.0%
Diversified Financial Services — 0.0%
6,296,588	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(f) (Cost - $6,995,540)	0
COLLATERALIZED SENIOR LOANS — 2.9%
CONSUMER DISCRETIONARY — 1.0%
Auto Components — 0.4%
1,089,291	Allison Transmission Inc., Term Loan B, 3.000% due 8/7/14 (e)	960,392
Media — 0.6%
968,305	Idearc Inc., Term Loan B, 4.250% due 11/1/14 (c)(e)	470,147
1,000,000	Newsday LLC, Term Loan, 9.750% due 7/15/13 (e)	1,051,667
	Total Media	1,521,814
	TOTAL CONSUMER DISCRETIONARY	2,482,206
ENERGY — 0.5%
Energy Equipment & Services — 0.5%
1,577,104	Turbo Beta Ltd., Term Loan, 14.500% due 3/15/18 (d)(e)	1,340,539
FINANCIALS — 0.8%
Diversified Financial Services — 0.2%
500,000	CIT Group Inc., Term Loan, 13.000% due 1/18/12 (e)	521,500
Real Estate Management & Development — 0.6%
1,500,000	Realogy Corp., Term Loan, 13.500% due 10/15/17 (e)	1,552,500
	TOTAL FINANCIALS	2,074,000
INDUSTRIALS — 0.3%
Airlines — 0.3%
996,440	United Airlines Inc., Term Loan B, 2.331% due 1/12/14 (e)	775,088
Trading Companies & Distributors — 0.0%
661,947	Penhall International Corp., Term Loan, 12.288% due 4/1/12 (e)	36,407
	TOTAL INDUSTRIALS	811,495
TELECOMMUNICATION SERVICES — 0.3%
Diversified Telecommunication Services — 0.3%
750,000	Level 3 Communications Inc., Term Loan, 11.500% due 3/13/14 (e)	800,000
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $8,101,935)	7,508,240
CONVERTIBLE BONDS & NOTES — 0.4%
INDUSTRIALS — 0.4%
Airlines — 0.0%
70,000	AMR Corp., Senior Notes, 6.250% due 10/15/14	61,075

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Face Amount	Security	Value
Marine — 0.4%
$1,165,000	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	$926,175
	TOTAL CONVERTIBLE BONDS & NOTES (Cost — $1,058,176)	987,250

Shares
COMMON STOCKS — 0.6%
CONSUMER DISCRETIONARY — 0.4%
Media — 0.4%
57,830	Charter Communications Inc. (f)*	1,084,312
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
38,785	Aurora Foods Inc. (d)(f)*	0
MATERIALS — 0.2%
Chemicals — 0.2%
42,487	Georgia Gulf Corp. *	619,885
1	Pliant Corp. (d)(f)*	0
	TOTAL MATERIALS	619,885
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
2,169	McLeodUSA Inc., Class A Shares (d)(f)*	0
12,250	Pagemart Wireless (d)(f)*	123
	TOTAL TELECOMMUNICATION SERVICES	123
	TOTAL COMMON STOCKS (Cost — $2,700,664)	1,704,320
CONVERTIBLE PREFERRED STOCKS — 0.6%
FINANCIALS — 0.6%
Diversified Financial Services — 0.6%
1,820	Bank of America Corp., 7.250% (Cost - $1,806,076)	1,551,550
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
2	ION Media Networks Inc., Series B, 12.000% (d)(f)*	0
FINANCIALS — 0.2%
Consumer Finance — 0.1%
718	GMAC Inc., 7.000% (a)*	434,457
Diversified Financial Services — 0.1%
100	Preferred Plus, Trust, Series FRD-1, 7.400%	1,723
8,500	Saturns, Series F 2003-5, 8.125%	173,825
	Total Diversified Financial Services	175,548
	TOTAL FINANCIALS	610,005
	TOTAL PREFERRED STOCKS (Cost — $406,992)	610,005

Warrants
WARRANTS — 0.0%
891	Buffets Restaurant Holdings, Expires 4/28/14(d)(f)*	0
940	GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(f)*	0
750	Jazztel PLC, Expires 7/15/10(a)(d)(f)*	0
1	Turbo Beta Ltd., Expires 11/1/14(d)(f)*	0
	TOTAL WARRANTS (Cost — $74,238)	0

See Notes to Schedule of Investments.

Western Asset Managed High Income Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2009

Value
TOTAL INVESTMENTS — 97.1% (Cost — $270,467,012#)	$253,444,888
Other Assets in Excess of Liabilities — 2.9%	7,476,813
TOTAL NET ASSETS — 100.0%	$260,921,701

*	Non-income producing security.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	The coupon payment on these securities is currently in default as of November 30, 2009.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(g)	Security has no maturity date. The date shown represents the next call date.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
GMAC	-	General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Managed High Income Fund Inc. (the “Fund”) was incorporated in Maryland on December 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is high current income. Capital appreciation is a secondary objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1–quoted prices in active markets for identical investments

•                  Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance.  The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Corporate bonds and notes	—	$240,935,323	$148,200	$241,083,523
Asset-backed securities	—	—	0	0
Collateralized senior loans	—	7,508,240	—	7,508,240
Convertible bonds & notes	—	987,250	—	987,250
Common stocks:
Consumer discretionary	—	—	1,084,312	1,084,312
Consumer staples	—	—	0	0
Materials	$619,885	—	0	619,885
Telecommunication services	—	—	123	123
Convertible preferred stocks:
Financials	1,551,550	—	—	1,551,550
Preferred stocks:
Consumer discretionary	—	—	0	0
Financials	175,548	434,457	—	610,005
Warrants	—	—	0	0
Total	$2,346,983	$249,865,270	$1,232,635	$253,444,888

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Asset-	Common Stocks-
INVESTMENTS IN SECURITIES	Bonds & Notes	backed Securities	Consumer Discretionary
Balance as of February 28, 2009	$2,461,950	$0	—
Accrued premiums/discounts	46,102	—	—
Realized gain/(loss)(1)	—	—	—
Change in unrealized appreciation (depreciation)(2)	280,148	—	—
Net purchases (sales)	—	—	$1,084,312
Net transfers in and/or out of Level 3	(2,640,000)	—	—
Balance as of November 30, 2009	$148,200	$0	$1,084,312
Net unrealized appreciation (depreciation) for investments in securities still held at November 30, 2009	$(1,386,196)	$(6,995,540)	$—

Common Stocks	Common Stocks		Common Stocks	Preferred Stocks
Consumer Staples	Materials		Telecommunication Services	Consumer Discretionary	Warrants	Total
$0	$0		$123	$0	$0	$2,462,073
—	—		—	—	—	46,102
—	—		—	(9,350)	—	(9,350)
—	—		—	9,350	—	289,498
—	—		—	—	—	1,084,312
—	—		—	—	—	(2,640,000)
$0	$0		$123	$0	$0	$1,232,635
$(104,254)		$(1)	$(4,730)	$(36,500)	$(74,238)	$(8,601,459)

(1) This amount is included in net realized gain (loss) from investment transactions.

(2) Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

Notes to Schedule of Investments (unaudited) (continued)

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis.

2.  Investments

At November 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,473,009
Gross unrealized depreciation	(36,495,133)
Net unrealized depreciation	$(17,022,124)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”), requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Fund did not invest in any derivative instruments.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  January 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  January 25, 2010